UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     May 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    $204,822 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     Common Stock     88579y101      976    10440 SH       Sole                    10440
ABBOTT LABORATORIES            Common Stock     002824100     6807   138776 SH       Sole                   138776
AMERICAN EXPRESS CO            Common Stock     025816109      298     6600 SH       Sole                     6600
AMERISERV FINANCIAL INC        Common Stock     03074A102      237   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored Adr    035128206     8797   183459 SH       Sole                   183459
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     7637   212068 SH       Sole                   212068
AT&T INC                       Common Stock     00206R102     7899   258048 SH       Sole                   258048
AVISTA CORP                    Common Stock     05379b107     8072   348980 SH       Sole                   348980
BANK OF UTICA NY NON VTG       Common Stock     065437204      271     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      517     9966 SH       Sole                     9966
BERKSHIRE HATHAWAY INC DEL CLA CL A		084670108      752        6 SH       Sole                        6
BERKSHIRE HATHAWAY INC DELCL B CL B	        084670702      439     5250 SH       Sole                     5250
BHP BILLITON LTD SPONS         Sponsored ADR    088606108     1367    14253 SH       Sole                    14253
BOEING CO                      Common Stock     097023105      206     2784 SH       Sole                     2784
BRISTOL MYERS SQUIBB CO        Common Stock     110122108      431    16320 SH       Sole                    16320
BRT REALTY TRUST               Common Stock                    129    20000 SH       Sole                    20000
CARBO CERAMICS INC             Common Stock     140781105     2159    15300 SH       Sole                    15300
CHEVRON CORP                   Common Stock     166764100     2305    21442 SH       Sole                    21442
CITIGROUP INC                  Common Stock     172967101      141    32000 SH       Sole                    32000
COCA COLA COMPANY              Common Stock     191216100      964    14526 SH       Sole                    14526
DELL INC                       Common Stock     24702R101     5158   355461 SH       Sole                   355461
ELI LILLY & CO                 Common Stock     532457108     5413   153915 SH       Sole                   153915
ENCANA CORP                    Common Stock     292505104     6600   191150 SH       Sole                   191150
EXXON MOBIL CORP               Common Stock     30231G102      947    11253 SH       Sole                    11253
FIRST CAROLINA INV INC         Common Stock     319420105      123    24700 SH       Sole                    24700
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     3914   524000 SH       Sole                   524000
GENERAL ELECTRIC CO            Common Stock     369604103     6996   348933 SH       Sole                   348933
INTEL CORP                     Common Stock     458140100     6968   345300 SH       Sole                   345300
INTL BUSINESS MACHINES CORP    Common Stock     459200101      434     2659 SH       Sole                     2659
ISHARES GOLD TRUST             Common Stock                    141    10050 SH       Sole                    10050
ISHARES SILVER TRUST           Ishares		46428Q109     8651   235270 SH       Sole                   235270
JPMORGAN CHASE & CO            Common Stock     46625h100      221     4800 SH       Sole                     4800
L 3 COMMUNICATIONS INC         Common Stock     502424104     7747    98922 SH       Sole                    98922
M & T BANK CORP                Common Stock     55261F104     2591    29283 SH       Sole                    29283
MERCK & CO INC NEW             Common Stock     58933y105     6999   212041 SH       Sole                   212041
MICROSOFT CORP                 Common Stock     594918104     5204   204950 SH       Sole                   204950
NEWMONT MINING CORP            Common Stock     651639106     7392   135428 SH       Sole                   135428
OMEROS CORPORATION             Common Stock     682143102      157    19639 SH       Sole                    19639
PAN AMERN SILVER CORP          Common Stock     697900108      342     9200 SH       Sole                     9200
PFIZER INC                     Common Stock     717081103     7658   377074 SH       Sole                   377074
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     6909   290668 SH       Sole                   290668
PROSHARES SHORT S&P500         Common Stock     74347R503     3031    73617 SH       Sole                    73617
RADIOSHACK CORP                Common Stock     750438103     5628   374965 SH       Sole                   374965
REDWOOD TRUST INC              Common Stock     758075402     4751   305553 SH       Sole                   305553
SAFEWAY INC NEW                Common Stock     786514208     5803   246505 SH       Sole                   246505
SEACO LTD ORD                  Common Stock     G79441104       14    20000 SH       Sole                    20000
SOUTHWEST AIRLINES CO          Common Stock     844741108     7260   574838 SH       Sole                   574838
SPDR GOLD TR GOLD SHS          Ishares          78463V107     5146    36795 SH       Sole                    36795
SYMANTEC CORP                  Common Stock     871503108      617    33300 SH       Sole                    33300
TECO ENERGY INC                Common Stock     872375100     6285   335011 SH       Sole                   335011
TIDEWATER INC                  Common Stock     886423102      582     9719 SH       Sole                     9719
TOTAL S A ADR                  Common Stock     89151E109     6844   112245 SH       Sole                   112245
WAL-MART STORES INC            Common Stock     931142103     5016    96371 SH       Sole                    96371
WASHINGTON FEDERAL INC         Common Stock     938824109     6999   403624 SH       Sole                   403624
WELLS FARGO & CO NEW           Common Stock     949746101     5877   185334 SH       Sole                   185334
                					   204822